S-K 1605, De-SPAC Background and Terms	Aug. 22, 2025
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Negotiations Description [Text Block]

SVII is a blank check company incorporated as a Cayman Islands exempted company on January 19, 2021 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. While SVII may pursue a merger opportunity in any industry or sector, SVII sought to capitalize on the ability of its management team and the Sponsor with an initial focus on identifying, acquiring and managing a business in the broadly-defined Sustainability industry described below. SVII’s targeted sectors include, but are not limited to, renewable energy (with a focus on solar and wind, energy storage and other decarbonization technologies), resource optimization (including energy efficiency and digitization), environmental services (including waste management, pollution control and recycling) and grid infrastructure (technologies to support an aging and intermittent grid) (collectively, “Sustainability”) in the United States and other developed countries.

SVII identified the following general criteria and guidelines that it believes are important in evaluating prospective target businesses and, in evaluating a prospective target business, it conducts a due diligence review that encompasses, among other things, meetings with incumbent management and employees, document reviews and inspection of facilities, as applicable, as well as a review of financial and other information that are made available to SVII.

●	Sustainability Focus. Sustainable businesses positioned to benefit from macroeconomic and social trends impacting the economy.
●	Established Businesses and Recognized Market Leaders. Businesses that are market leaders in their respective subsectors within the Sustainability industry, and may be better positioned to endure economic downturns, changes in the industry landscape and evolving customer, supplier and competitor preferences.
●	Benefit from Being a Public Company. Businesses that will benefit from being publicly traded and can effectively utilize the broader access to capital and the public profile that are associated with being a publicly traded company.
●	Experienced Management Team. Experienced target teams that can benefit from the distinct investment, advisory, operational experience, and contacts of SVII’s management team in the Sustainability industry.
●	Attractive Financial Profile. Businesses that have strong recurring revenues, a margin profile with high steady-state margins or high incremental margins, and/or compelling long-term growth prospects.
●	Leader in Technology Driven Transformation. Businesses or entities with a technological advantage that provides a high barrier to entry for new entrants, a defensible position in intellectual property and presents a low or manageable risk of technological obsolescence.
●	Middle Market Businesses. SVII believes targeting businesses or entities in the middle market will provide the greatest number of opportunities for investment and will maximize the network, contacts and experience of SVII’s management team. It may also provide the optimal platform for further consolidation.
●	Strong Free Cash Flow Generation or Near-Term Potential. Businesses or entities that already generate, or have the potential to generate, consistent and stable free cash flow.

De-SPAC, Background, Transactions Description [Text Block]

The Transaction with Eagle is a result of an extensive search for a potential transaction utilizing SVII management’s relationships with management teams of public and private companies, investment professionals at private equity firms, family offices and other financial sponsors, owners of private businesses, investment bankers, consultants and attorneys. On an ongoing basis, SVII and the SVII Board, together with their legal and financial advisors, have reviewed and evaluated strategic opportunities and alternatives with a view to enhancing shareholder value. Such opportunities and alternatives included, among other things, mergers, acquisitions and various capital markets transactions.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

This section of the proxy statement/prospectus describes the material provisions of the Merger Agreement but does not purport to describe all of the terms of the Merger Agreement. The following summary is qualified in its entirety by reference to the complete text of the Merger Agreement, which is attached as Annex A hereto. You are urged to read carefully the Merger Agreement in its entirety because it is the primary legal document that governs the Transaction. The legal rights and obligations of the parties to the Merger Agreement are governed by the specific language of the Merger Agreement, and not this summary. For the purposes of this section, capitalized terms not defined herein shall have the meaning ascribed to them in the Merger Agreement.

The Merger Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Merger Agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating the Merger Agreement. The representations, warranties and covenants in the Merger Agreement are also modified in important part by the underlying disclosure schedules, which are referred to herein as the “Disclosure Schedules,” which are not filed publicly and which are subject to a contractual standard of materiality different from that generally applicable to stockholders and were used for the purpose of allocating risk among the parties rather than establishing matters as facts. SVII and Eagle do not believe that the Schedules contain information that is material to an investment decision. Moreover, certain representations and warranties in the Merger Agreement may, may not have been or may not be, as applicable, accurate as of any specific date and do not purport to be accurate as of the date of this proxy statement/prospectus. Accordingly, no person should rely on the representations and warranties in the Merger Agreement or the summaries thereof in this proxy statement/prospectus as characterizations of the actual state of facts about SVII or Eagle or any other matter.

De-SPAC, Brief Description [Text Block]

Subject to, and in accordance with the terms and conditions of the Merger Agreement, immediately prior to the Redomicile Effective Time, SVII shall cause each then issued and outstanding SVII Class B Ordinary Share to convert automatically, on a one-for-one basis, into one SVII Class A Ordinary Share following which all SVII Class B Ordinary Shares shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist.

Subject to, and in accordance with the terms and conditions of the Merger Agreement, at the Redomicile Effective Time, by virtue of the Redomicile and without any action on the part of SVII: (i) each then issued and outstanding SVII Class A Ordinary Share (including SVII Class A Ordinary Shares issued upon (a) the conversion of SVII Class B Ordinary Shares pursuant to the Merger Agreement, (b) the separation of the SVII Units and (c) conversion of the SVII Rights) will convert automatically, on a one-for-one basis, into one share of New Eagle Common Stock following which all SVII Class A Ordinary Shares shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist; and (ii) each then issued and outstanding SVII Warrant will convert automatically, on a one-for-one basis, into a warrant to acquire New Eagle Common Stock, in the same form and on the same terms and conditions (including the same “Warrant Price” and number of shares of common stock subject to such warrant) as the converted SVII Warrant. Each share of Merger Sub Common Stock, issued and outstanding immediately prior to the Effective Time shall be converted into one validly issued, fully paid and nonassessable share of Surviving Corporation Common Stock.

Each share of Eagle Common Stock issued and outstanding immediately prior to the Merger Effective Time shall be canceled and converted into a number of shares of New Eagle Common Stock equal to the Exchange Ratio, and each holder of a share of Eagle Common Stock issued and outstanding immediately prior to the Effective Time, shall receive for each share of Eagle Common Stock such number of shares of duly authorized, validly issued, fully paid and nonassessable New Eagle Common Stock (collectively, the Eagle Common Stock and New Eagle Common Stock so issued, the “Merger Consideration”) equal to the Exchange Ratio, rounded down to the nearest whole share.

The Aggregate Merger Consideration is a number of shares of New Eagle Common Stock equal to the quotient obtained by dividing (i) $233,500,000 by (ii) $10.00.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]

Subject to, and in accordance with the terms and conditions of the Merger Agreement, immediately prior to the Redomicile Effective Time, SVII shall cause each then issued and outstanding SVII Class B Ordinary Share to convert automatically, on a one-for-one basis, into one SVII Class A Ordinary Share following which all SVII Class B Ordinary Shares shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist.

Subject to, and in accordance with the terms and conditions of the Merger Agreement, at the Redomicile Effective Time, by virtue of the Redomicile and without any action on the part of SVII: (i) each then issued and outstanding SVII Class A Ordinary Share (including SVII Class A Ordinary Shares issued upon (a) the conversion of SVII Class B Ordinary Shares pursuant to the Merger Agreement, (b) the separation of the SVII Units and (c) conversion of the SVII Rights) will convert automatically, on a one-for-one basis, into one share of New Eagle Common Stock following which all SVII Class A Ordinary Shares shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist; and (ii) each then issued and outstanding SVII Warrant will convert automatically, on a one-for-one basis, into a warrant to acquire New Eagle Common Stock, in the same form and on the same terms and conditions (including the same “Warrant Price” and number of shares of common stock subject to such warrant) as the converted SVII Warrant. Each share of Merger Sub Common Stock, issued and outstanding immediately prior to the Effective Time shall be converted into one validly issued, fully paid and nonassessable share of Surviving Corporation Common Stock.

Each share of Eagle Common Stock issued and outstanding immediately prior to the Merger Effective Time shall be canceled and converted into a number of shares of New Eagle Common Stock equal to the Exchange Ratio, and each holder of a share of Eagle Common Stock issued and outstanding immediately prior to the Effective Time, shall receive for each share of Eagle Common Stock such number of shares of duly authorized, validly issued, fully paid and nonassessable New Eagle Common Stock (collectively, the Eagle Common Stock and New Eagle Common Stock so issued, the “Merger Consideration”) equal to the Exchange Ratio, rounded down to the nearest whole share.

The Aggregate Merger Consideration is a number of shares of New Eagle Common Stock equal to the quotient obtained by dividing (i) $233,500,000 by (ii) $10.00.

De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]

In evaluating the transaction with Eagle, the SVII Board consulted with its management, advisors and legal counsel, as well as financial and other consultants, and considered and evaluated several factors. In particular, the SVII Board considered the following positive factors, although not weighted or in any order of significance, in deciding to approve the Transaction:

●	Reasonableness of Consideration. Following a review of the financial data provided to SVII and the due diligence of Eagle’s business conducted by SVII’s management and SVII’s advisors, the SVII Board determined that the aggregate consideration to be paid in the Transaction was reasonable.
●	Transaction Proceeds. Depending on the extent of redemptions by SVII Public Shareholders and on the final amount of the expenses incurred in connection with the Transaction, the Transaction is expected to provide up to approximately $55 million of gross proceeds to Eagle.
●	Due Diligence. The SVII Board reviewed and discussed in detail the results of the due diligence examination of Eagle conducted by SVII’s management team and SVII’s financial and legal advisors, including virtual meetings with the management team and advisors of Eagle regarding Eagle’s business and business plan, operations and prospects, review of material contracts and other material matters, as well general financial, technical, legal, regulatory and accounting due diligence.
●	Business and Financial Condition. The SVII Board reviewed factors such as Eagle’s historical financial results, outlook and business and financial plans.
●	Post-Closing Economic Interest in New Eagle. If the Transaction is consummated, SVII shareholders (other than SVII shareholders that sought redemption of their SVII Class A Ordinary Shares) would have a meaningful economic interest in New Eagle and, as a result, would have a continuing opportunity to benefit from the success of New Eagle upon the Closing.
●	Experienced Management Team. The SVII Board believes that Eagle has a strong management team and that the senior management of Eagle, led by Mark Mukhija, P. Eng, intends to remain with Eagle in the capacity of officers or directors, which is expected to provide important continuity in advancing Eagle’s strategic and growth goals.
●	Commitment of Eagle’s Owners. The SVII Board considered the fact that Eagle’s Chief Executive Officer and the majority shareholders of Eagle, Fortuna Investments, are not selling any of their current shareholdings of Eagle in connection with the Transaction, and as such, will continue to own more than a majority of the share of New Eagle Common Stock on a pro forma basis, which the SVII Board believed reflects such shareholders’ belief in and commitment to the continued growth prospects of New Eagle going forward.
●	Terms of the Merger Agreement and the Related Agreements. The SVII Board considered the terms and conditions of the Merger Agreement and the related agreements and the transactions contemplated thereby, including the Redomicile and the Merger, each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the transactions contemplated thereby and the termination provisions as well as the strong commitment by both Eagle and SVII to complete the Transaction.
●	Post-Transaction Corporate Governance. The fact that SVII will have certain post-closing corporate governance rights in New Eagle, including the right to nominate one director to the New Eagle Board, as further described in “Management of New Eagle Following the Transaction.”
●	Negotiated Transaction. The financial and other terms of the Merger Agreement and the fact that such terms and conditions were the product of arm’s length negotiations between SVII and Eagle.

De-SPAC, SPAC Reasons for the Structure, and Timing of De-SPAC and Related Financing Transaction [Text Block]

The majority of the directors of SVII have not retained an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of Merger Agreement and/or preparing a report concerning the approval of the Transaction.

This explanation of the SVII Board’s reasons for approval of the Transaction and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]

SVII is an exempted company incorporated under the Companies Act. The Companies Act, Cayman Islands law generally and the SVII Articles govern the rights of its shareholders. The Companies Act and Cayman Islands law generally differs in some material respects from laws generally applicable to United States corporations and their stockholders. In addition, the SVII Articles differ in certain material respects from the New Eagle Organizational Documents. As a result, when you become a stockholder of New Eagle, your rights will differ in some regards as compared to when you were a shareholder of SVII.

Since the SVII Articles will, if approved, ultimately be replaced by the New Eagle Organizational Documents at Closing, the chart below is a summary outlining important similarities and differences in the corporate governance and stockholder/shareholder rights associated with each of SVII and New Eagle according to applicable law and/or the organizational documents of SVII and New Eagle. You also should review the New Eagle Charter and the New Eagle Bylaws attached to this proxy statement/prospectus as Annexes C and D, respectively, as well as the Nevada corporate law, including the NRS, and corporate laws of the Cayman Islands, including the Companies Act, to understand how these laws apply to SVII and New Eagle.

SVII	New Eagle
Organizational Documents
The rights of SVII’s shareholders are governed by the SVII Articles and the Companies Act.	The rights of New Eagle Stockholders will be governed by the New Eagle Charter, the New Eagle Bylaws and the NRS.
Authorized Capital Stock

SVII is authorized to issue up to 330,000,000 ordinary shares, including 300,000,000 Class A ordinary shares and 30,000,000 Class B ordinary shares, as well as 1,000,000 preference shares, $0.0001 par value each.

New Eagle will be authorized to issue two classes of capital stock which will be designated, respectively, “common stock” and “preferred stock.” The total number of shares that New Eagle will be authorized to issue is 301,000,000, of which 300,000,000 shares will be common stock, par value $0.0001 per share, and 1,000,000 shares will be preferred stock, par value $0.0001 per share. The number of authorized shares of New Eagle common stock or preferred stock may be increased or decreased by an amendment to the New Eagle Charter adopted by resolution of New Eagle’s board of directors and approved by the stockholders holding shares representing at least a majority of the voting power, as long as the proposed amendment does not adversely alter or change any preference or relative or other right given to any class or series of outstanding shares (in which event, unless the articles specifically deny the right to vote on such an amendment, the amendment must be approved by the holders of shares representing a majority of the voting power of each class or series adversely affected by the amendment regardless of limitations or restrictions on the voting power thereof). The number of authorized shares of New Eagle common stock or preferred stock may also be increased or decreased by resolution of New Eagle’s board of directors, without a vote of the stockholders, as long as the corporation simultaneously and correspondingly increases or decreases the number of issued and outstanding shares of common stock or preferred stock held by each stockholder of record and the action taken (i) does not adversely alter or change any preference or relative or other right given to any other class or series of outstanding shares and (ii) does not include any provisions pursuant to which only money will be paid or scrip issued to stockholders who hold 10% or more of the outstanding shares of the affected class and series, and who would otherwise be entitled to receive a fraction of a share in exchange for the cancellation of all of their outstanding shares.

SVII	New Eagle
Common Stock
SVII’s authorized ordinary shares consists of 300,000,000 SVII Articles Class A Ordinary Shares and 30,000,000 SVII Articles Class B Ordinary Shares.	New Eagle’s authorized common stock will consist of 300,000,000 shares of common stock.
Each holder of a SVII Ordinary Share is entitled to one vote for each such share held of record on the applicable record date on each matter voted on at a meeting of shareholders.	Each holder of a share of New Eagle Common Stock will be entitled to one vote for each such share held of record on the applicable record date on each matter voted on at a meeting of stockholders.
Preferred Stock
SVII’s authorized preference shares consists of 1,000,000 preference shares. No SVII preference shares are currently issued and outstanding.	New Eagle’s authorized preferred stock will consist of 1,000,000 shares of preferred stock.

Subject to applicable law, the directors may allot, issue, grant options over or otherwise dispose of shares with or without preferred, deferred or other rights or restrictions, whether in regard to dividends or other distributions, voting, return of capital or otherwise and to such persons, at such times and on such other terms as they think proper, and may also (subject to the Companies Act and the SVII Articles) vary such rights.

New Eagle will have approximately 29,700 shares of the New Eagle Preferred Stock through the New Eagle Certificate of Designation, the form of which is attached as Exhibit A to the PIPE Agreement included as Annex G to this proxy statement/prospectus. For as long as 20% of the shares of New Eagle Preferred Stock issued as of the Closing are held by the PIPE Investor, New Eagle shall not, without the affirmative vote or action by written consent of holders of more than 80% of the issued and outstanding shares of New Eagle Preferred Stock, take any of the following actions: (i) liquidate, dissolve or wind up the affairs of New Eagle; (ii) amend, alter, or repeal any provision of New Eagle Certificate of Designation or any similar document of New Eagle in a manner adverse to the New Eagle Preferred Stock; (iii) create or authorize the creation of or issue any other security convertible into or exercisable for any equity security unless such security ranks junior to the New Eagle Preferred Stock with respect to its rights, preferences and privileges, or increase the authorized number of shares of New Eagle Preferred Stock; (iv) purchase or redeem or pay any cash dividend on any capital stock ranking junior to the New Eagle Preferred Stock, other than stock repurchased at cost from former employees and consultants in connection with the cessation of their service; (v) enter into any transaction with an affiliate that is not on arms’-length terms, other than the issuance of equity or awards to eligible participants under the New Eagle’s incentive plan, equity plan or equity-based compensation plan, or with respect to employment, consulting or award agreements with respect to executive officers of New Eagle, in each case regardless of whether such person (or such person’s affiliates) would be considered an affiliate of New Eagle; or (vi) incur or guarantee any indebtedness, other than equipment leases or trade payables incurred in the ordinary course of business, if the aggregate indebtedness of New Eagle and its subsidiaries for borrowed money following such action would exceed $5,000,000; provided, however, that the New Eagle Preferred Stock shall not be considered indebtedness for purposes of this calculation.

Number and Qualification of Directors
There shall be a board of directors consisting of not less than one person provided however that SVII may by ordinary resolution	The number of New Eagle directors will be fixed from time to time by the New Eagle Board. The New Eagle Board is expected to
SVII	New Eagle
increase or reduce the limits in the number of directors. A director is not required to hold any shares in SVII by way of qualification.

consist of seven members at the Redomicile Effective Time. No decrease in the authorized number of directors constituting the New Eagle Board will shorten the term of any incumbent director. Directors need not be stockholders of New Eagle.

Structure of Board of Directors; Term of Directors; Election of Directors

The SVII Board is divided into three classes, designated as Class I, Class II and Class III, respectively. Directors are assigned to each class in accordance with a resolution or resolutions adopted by the SVII Board. At each annual general meeting, directors are appointed for a full term of three years to succeed the directors of the class whose terms expire at such annual meeting. Notwithstanding the foregoing, directors appointed to each class hold office until their successors are duly appointed or until their earlier resignation, death or removal.

Other than any directors elected by the separate vote of the holders of any class or series of New Eagle’s preferred stock, the New Eagle Board will be divided into three classes, designated as Class I, Class II and Class III, respectively, with directors assigned to each class by the New Eagle Board. At each annual meeting of stockholders, directors will be elected for a full term of three years to succeed the directors of the class whose terms expire at such annual meeting (but at least one-fourth of the total number of the directors must be elected annually).

Notwithstanding the foregoing, directors elected to each class will hold office until their successors are duly elected and qualified or until their earlier resignation, death or removal. Directors will be elected by a plurality of the votes properly cast.

Removal of Directors

The SVII Articles provide that before a business combination, holders of SVII Class B Ordinary Shares may remove any director, and that after a business combination, shareholders may by ordinary resolution remove any director.

Subject to the rights of the holders of any series of New Eagle’s preferred stock to elect directors, or except as otherwise provided by the NRS or the New Eagle Charter, any director may be removed from office only (i) with cause and (ii) by the affirmative vote of the holders of not less than two-thirds (2/3%) of the voting power of the outstanding shares of capital stock of New Eagle then entitled to vote in an election of directors.

Vacancies on the Board of Directors

The office of a director shall be vacated if:

(a)the director gives notice in writing to SVII that he or she resigns the office of director; or

(b)the director is absents (without being represented by proxy) from three consecutive meetings of the board of directors without special leave of absence from the directors, and the directors pass a resolution that he or she has by reason of such absence vacated office; or

(c)the director dies, becomes bankrupt or makes any arrangement or composition with his or her creditors generally; or

(d)the director is found to be or becomes of unsound mind; or

(e)all of the other directors (being not less than two in number) determine that he or she should be removed as a director, either by a resolution passed by all of the other directors at a meeting of the directors duly convened and held in accordance with the SVII Articles or by a resolution in writing signed by all of the other directors.

The directors may appoint any person to be a director, either to fill a vacancy or as an additional director provided that the

Any director may resign at any time upon notice given in a writing (including one sent by electronic transmission) to the New Eagle Board, the Chair of the board of directors or Secretary. Such resignation shall be effective upon delivery, unless the resignation otherwise provides. Subject to any limitations imposed by applicable law and the rights of the holders of any class or series of New Eagle’s preferred stock, all vacancies, however occurring, including, without limitation, by reason of an increase in the size of the New Eagle Board, shall be filled solely and exclusively by a majority of the remaining directors then in office, even if less than a quorum, and not by the stockholders. Any director appointed in accordance with the preceding sentence will hold office for the remainder of the full term of the class of directors in which the vacancy was created or occurred and until such director’s successor is elected and qualified or until his or her earlier resignation, death or removal.

SVII	New Eagle
appointment does not cause the number of directors to exceed any number fixed by or in accordance with the SVII Articles as the maximum number of directors.
Stockholder Action by Written Consent
Action may be taken by the shareholders by unanimous written resolution.

No action may be taken by the stockholders except at an annual or special meeting of stockholders called in accordance with the New Eagle Bylaws, and no action may be taken by the stockholders by written consent.

Quorum

No business shall be transacted at any general meeting unless a quorum is present. The holders of at least a majority of the issued and outstanding share capital of SVII being individuals present in person or by proxy or if a corporation or other non-natural person by its duly authorized representative or proxy shall be a quorum.

Except as otherwise required by law, the New Eagle Charter or the New Eagle Bylaws, at any meeting of stockholders, the holders of a majority of the voting power of the stock outstanding and entitled to vote at the meeting, present in person or represented by proxy, shall constitute a quorum for the transaction of business. If a quorum is not present or represented at any meeting, then the chair of the meeting, or the holders of a majority of the voting power of the stock present in person or represented by proxy at the meeting and entitled to vote thereon, shall have power to adjourn or recess the meeting from time to time, until a quorum is present or represented.

Special Meetings of Stockholders

Extraordinary general meetings of shareholders may be called by the SVII Board acting pursuant to a resolution approved by the affirmative vote of a majority of the directors then in office, the chief executive officer or the chairman of the board of directors. Extraordinary general meetings may not be called by any other person or persons, including the shareholders of SVII.

Except as otherwise required by statute and subject to the rights, if any, of the holders of any class or series of preferred stock, special meetings of stockholders may be called only by the New Eagle Board, chairman of the New Eagle Board or Chief Executive Officer. Special meetings may not be called by any other person or persons.

Only those matters set forth in the notice of the extraordinary general meeting may be considered or acted upon at such special meeting. Shareholders seeking to bring business before the annual general meeting or to nominate candidates for appointment as directors at the annual general meeting must deliver notice to the principal executive offices of SVII not less than 120 calendar days before the date of SVII’s proxy statement released to shareholders in connection with the previous year’s annual general meeting or, if SVII did not hold an annual general meeting the previous year, or if the date of the current year’s annual general meeting has been changed by more than 30 days from the date of the previous year’s annual general meeting, then the deadline shall be set by the board of directors with such deadline being a reasonable time before SVII begins to print and send its related proxy materials.

Only those matters set forth in the notice of the special meeting may be considered or acted upon at such special meeting. Nominations of persons for election to the New Eagle Board may be made at a special meeting of stockholders pursuant to notice of the special meeting (i) by or at the direction of the New Eagle Board or a committee thereof or (ii) provided the New Eagle Board determines that one or more directors are to be elected at such special meeting by any stockholder of New Eagle who is a stockholder of record at the time of giving notice provided for in the New Eagle Bylaws, who is entitled to vote and who otherwise complies with the requirements of the New Eagle Bylaws.

Notice of Stockholder Meetings

At least five clear days’ notice shall be given of any general meeting. Every notice shall specify the place, the day and the hour of the meeting and the general nature of the business to be conducted at the general meeting.

Notice of each meeting of stockholders stating the date, time and physical location, if any, of such meeting and the means of remote communication, if any, by which stockholders and proxies may be deemed to be present in person and vote at such meeting shall be given not less than ten (10) days nor more than sixty (60) days before the meeting, to each stockholder entitled to vote thereat by delivering such notice to such stockholder, by mailing it to the stockholder’s address of record or by timely filing a proxy

SVII	New Eagle

statement or an amendment thereto with the SEC, containing the notice, pursuant to Section 14(a) of the Exchange Act. Notice of special meetings will also be required to state the purpose(s) for which the meeting has been called.

Advance Notice Requirements for Stockholder Proposals

Nominations of persons for election to the SVII Board and the proposal of business other than nominations to be considered by the shareholders may be made at an annual meeting of shareholders only (i) by or at the direction of the SVII Board or (ii) by any shareholder of SVII who is a shareholder of record at the time of giving notice provided for in the SVII Articles, who is entitled to vote at the meeting, who is present (in person or by proxy) at the meeting and who complies with the notice procedures set forth in the SVII Articles. For the avoidance of doubt, the foregoing clause (ii) is the exclusive means for a shareholder to make director nominations and submit other business (other than matters properly included in the corporation’s notice of meeting of shareholders and proxy statement under Rule 14a-8 under the Exchange Act) before an annual meeting of shareholders.

Nominations of persons for election to the New Eagle Board and the proposal of business other than nominations to be considered by the stockholders may be made at an annual meeting of stockholders only (i) by or at the direction of the New Eagle Board or (ii) by any stockholder of New Eagle who is a stockholder of record at the time of giving notice provided for in the New Eagle Bylaws, who is entitled to vote at the meeting, who is present (in person or by proxy) at the meeting and who complies with the notice procedures set forth in the New Eagle Bylaws. For the avoidance of doubt, the foregoing clause (ii) will be the exclusive means for a stockholder to make director nominations and submit other business (other than matters properly included in the corporation’s notice of meeting of stockholders and proxy statement under Rule 14a-8 under the Exchange Act) before an annual meeting of stockholders.

Amendment of Certificate or Articles of Incorporation

Subject to the Companies Act, SVII may at any time and from time to time by special resolution (requiring the approval of which requires: (i) the affirmative vote of a majority of at least two-thirds of SVII shareholders who attend and vote in person or by proxy at a general meeting; or (ii) unanimous written consent) alter or add to the SVII Articles; provided, however, that the affirmative vote of not less than two-thirds (2/3) of the issued and outstanding SVII Class B Ordinary Shares required to amend or repeal any provision of Article 29 (Appointment and Removal of Directors).

The affirmative vote of a majority of the voting power of the outstanding shares of capital stock entitled to vote, and the affirmative vote of a majority of the voting power of the outstanding shares of each class of capital stock entitled to vote thereon as a class, at a duly constituted meeting of stockholders called expressly for such purpose, will be required to amend or repeal provisions of the New Eagle Charter; provided, however, that the affirmative vote of not less than two-thirds (2/3) of the voting power of the outstanding shares of capital stock entitled to vote on such amendment or repeal, and the affirmative vote of not less than two-thirds (2/3) of the voting power of the outstanding shares of each class entitled to vote thereon as a class, shall be required to amend or repeal any provision of Article V (Stockholder Action), Article VI (Directors), Article VII (Limitation of Liability), Article VIII (Amendment of Bylaws) or Article IX (Amendment of Articles of Incorporation) of the New Eagle Charter.

Amendment of Bylaws

Subject to the Companies Act, SVII may at any time and from time to time by special resolution (requiring the approval of which requires: (i) the affirmative vote of a majority of at least two-thirds of SVII shareholders who attend and vote in person or by proxy at a general meeting; or (ii) unanimous written consent) alter or add to the SVII Articles; provided, however, that the affirmative vote of not less than two-thirds (2/3) of the issued and outstanding SVII Class B Ordinary Shares required to amend or repeal any provision of Article 29 (Appointment and Removal of Directors).

The affirmative vote of not less than two-thirds (2/3) of the voting power of the outstanding shares of capital stock entitled to vote on such amendment or repeal, voting together as a single class, will be required to amend or repeal the New Eagle Bylaws; provided, however, that if the New Eagle Board recommends that stockholders approve such amendment or repeal, such amendment or repeal shall only require the affirmative vote of a majority of the voting power of the outstanding shares of capital stock entitled to vote on such amendment or repeal at such meeting of stockholders, voting together as a single class. Except as otherwise provided by law, the New Eagle Bylaws may be amended or repealed by the New Eagle Board.

SVII	New Eagle
Limitation on Director and Officer Liability

The Companies Act does not limit the extent to which a company’s memorandum and articles of association may provide for indemnification of officers and directors, except to the extent any such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide indemnification against willful default, willful neglect, civil fraud or the consequences of committing a crime.

The New Eagle Charter will provide that liability of the directors and officers of New Eagle is eliminated or limited to the fullest extent permitted by the NRS. Under the NRS, New Eagle’s directors and officers will not be personally liable to New Eagle or its stockholders or creditors for any damages for breach of fiduciary duty as a director or officer as a result of any act or failure to act in their capacity as a director or officer, unless the presumption of Nevada’s codified business judgment rule has been rebutted and it is proven that the director’s or officer’s act or failure to act constituted a breach of their fiduciary duties as a director or officer, and that the breach of those duties involved intentional misconduct, fraud or a knowing violation of law.

Indemnification

The SVII Articles provide for indemnification of SVII’s officers and directors to the maximum extent permitted by law, including for any liability incurred in their capacities as such, except through their own actual fraud, willful default or willful neglect.

To the fullest extent permitted by the NRS, New Eagle will be authorized to provide indemnification of (and advancement of expenses to) directors, officers and non-officer employees of New Eagle (and any other persons to which applicable law permits New Eagle to provide indemnification) through provisions of the New Eagle Bylaws, agreements with such persons, vote of stockholders or disinterested directors or otherwise in excess of the indemnification and advancement otherwise permitted by the NRS.

Conversion Rights

The SVII Class B Ordinary Shares shall automatically convert into SVII Class A Ordinary Shares on a one-for-one basis: (a) at any time and from time to time at the option of the holders thereof; or (b) automatically on the day of the consummation of a business combination.

New Eagle will designate 29,700 shares of New Eagle Preferred Stock through the New Eagle Certificate of Designation. Each share of New Eagle Preferred Stock will be convertible into shares of New Eagle Common Stock at any time at the option of the holder at rate equal to the Accrued Value, divided by the then-applicable conversion price. The conversion price will initially be $11.88, subject to adjustments for stock dividends, splits, combinations and similar events and customary anti-dilution adjustments, including with respect to future issuances or sales of New Eagle Common Stock at prices less than $10.00 per share. In addition, if the 20-day volume-weighted average price of the New Eagle Common Stock on the twenty-first trading day following the date that is six months after the effective date of the resale registration statement to be filed pursuant to the Registration Rights Agreement is less than the conversion price then in effect, the conversion price will be adjusted to the greater of (i) such volume weighted average price and (ii) $7.50.

Preemptive Rights

SVII shareholders do not have preemptive rights. Thus, if additional shares of SVII ordinary share are issued, the current holders of SVII Ordinary Shares will own a proportionately smaller interest in a larger number of outstanding ordinary shares to the extent that they do not participate in the additional issuance.

New Eagle Stockholders will not have preemptive rights. Thus, if additional shares of New Eagle Common Stock are issued, the then current holders of New Eagle Common Stock will own, after such issuance, a proportionately smaller interest in a larger number of outstanding shares of common stock to the extent that they do not participate in the additional issuance.

Distributions to Stockholders
Subject to the provisions of the SVII Articles and applicable law, and except as otherwise provided by the rights attached to any SVII	Subject to any preferential rights to dividends and other distributions of any outstanding shares of preferred stock and
SVII	New Eagle

Ordinary Shares, the directors may resolve to pay dividends and other distributions on shares in issue and authorize payment of the dividends or other distributions out of the funds of SVII lawfully available therefor. A dividend shall be deemed to be an interim dividend unless the terms of the resolution pursuant to which the directors resolve to pay such dividend specifically state that such dividend shall be a final dividend. No dividend or other distribution shall be paid except out of the realized or unrealized profits of SVII, out of the share premium account or as otherwise permitted by law.

subject to the provisions of applicable law, dividends and other distributions may be declared and paid or set apart for payment upon New Eagle Common Stock out of any assets or funds of New Eagle legally available for the payment of dividends and other distributions, but only when and as declared by the board of directors or any authorized committee thereof.

Exclusive Forum
The SVII Articles do not contain exclusive forum provisions.

The New Eagle Bylaws will provide that, unless New Eagle consents in writing to the selection of an alternative forum, the Eighth Judicial District Court of Clark County, Nevada (or, if such state court lacks jurisdiction, then any other state or federal district court located in the State of Nevada), shall be the sole and exclusive forum for any action, suit, proceeding or claim (i) brought in the name or right or on behalf of New Eagle, (ii) for or based upon a breach of any fiduciary duty owed by any director, officer, employee or agent of New Eagle in such capacity, (iii) arising pursuant to, or to interpret, apply, enforce or determine the validity of, any provision of NRS Title 7 (including without limitation NRS Chapters 78 and 92A), the New Eagle Charter or the New Eagle Bylaws, or as to which the NRS confers jurisdiction on the courts of the State of Nevada, or (iv) asserting a claim governed by the internal affairs doctrine; provided that a federal district court of the United States located in the State of Nevada shall be the sole and exclusive forum for any complaint asserting a cause of action arising under the Securities Act. Any person or entity purchasing or otherwise acquiring any interest in any shares of capital stock of New Eagle shall be deemed to have notice of and consented to the forum selection provision of the New Eagle Bylaws.

Registration Rights

Certain SVII shareholders are party to the Existing Registration Rights Agreement and have demand registration rights, short-form registration rights and piggyback registration rights. In accordance with the terms of the Registration Rights Agreement, the Existing Registration Rights Agreement will terminate upon the closing of the Transaction and be replaced by the Registration Rights Agreement.

Assuming SVII enters into the Registration Rights Agreement, New Eagle will have comparable obligations pursuant to the Registration Rights Agreement.
Stock Transfer Restrictions Applicable to Stockholders
Shares of SVII are transferable in the manner prescribed by the Companies Act.	Shares of New Eagle will be transferable in the manner prescribed by the NRS.

De-SPAC Transaction, Accounting Treatment [Text Block]	The Transaction is expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, SVII will be treated as the acquired company and Eagle will be treated as the acquirer for financial statement reporting purposes.
De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]

The following discussion is a summary of the material U.S. federal income tax considerations (i) for U.S. Holders and non-U.S. Holders (each as defined below, and collectively, “Holders”) of SVII Class A Ordinary Shares and SVII Public Warrants (each, a “SVII security”) of the Redomicile, (ii) for Holders of SVII Class A Ordinary Shares that elect to have the New Eagle Common Stock that they receive in connection with the Redomicile redeemed for cash if the Transactions are completed and (iii) for non-U.S. Holders relating to the ownership and disposition of New Eagle Common Stock and New Eagle Warrants (each, a “New Eagle security”) after the Redomicile. This section applies only to Holders that hold their SVII securities or New Eagle securities, as applicable, as “capital assets” for U.S. federal income tax purposes (generally, property held for investment).

This discussion is limited to U.S. federal income tax considerations and does not address estate or any gift tax considerations or considerations arising under the tax laws of any state, local or non-U.S. jurisdiction. Additionally, this discussion does not describe all of the U.S. federal income tax consequences that may be relevant to you in light of your particular circumstances, including the alternative minimum tax, the special accounting rules under Section 451(b) of the Code, the “Medicare” tax on certain investment income and the different consequences that may apply if you are subject to special rules under U.S. federal income tax law that apply to certain types of investors, such as:

●	the SVII Initial Shareholders, or any holders of SVII Founder Shares or SVII Private Warrants;
●	dealers or traders in securities that elect to use a mark-to-market method of accounting for their securities holdings;
●	tax-exempt organizations, qualified retirement plans, individual retirement accounts or other tax-deferred accounts;
●	banks or other financial institutions, underwriters, insurance companies, real estate investment trusts or regulated investment companies;
●	U.S. expatriates or former long-term residents of the United States;
●	persons that own (directly, indirectly, or by attribution) 5% or more (by vote or value) of the stock of SVII or New Eagle (except to the limited extent provided below);
●	partnerships or other pass-through entities or arrangements for U.S. federal income tax purposes or beneficial owners of partnerships or other pass-through entities or arrangements;
●	persons holding SVII securities or New Eagle securities as part of a straddle, hedging or conversion transaction, constructive sale, or other arrangement involving more than one position;
●	persons whose functional currency is not the U.S. dollar;
●	persons that received SVII securities or will hold New Eagle securities as compensation for services; or
●	“specified foreign corporations” (including “controlled foreign corporations”), “passive foreign investment companies” or corporations that accumulate earnings to avoid U.S. federal income tax.

If a partnership (including an entity or arrangement treated as a partnership for U.S. federal income tax purposes) or other pass-through entity holds SVII securities or New Eagle securities, the tax treatment of a partner or other member in such partnership or other pass-through entity generally will depend upon the status of the partner or other member, the activities of the partnership or other pass-through entity and certain determinations made at the partner or member level. If you are a partner or member of a partnership or other pass-through entity holding SVII securities or New Eagle securities, you are urged to consult your tax advisor regarding the tax consequences to you of a redemption, the Redomicile, and/or the ownership and disposition of New Eagle securities by the partnership or other pass-through entity.

This discussion is based on the Code, the regulations promulgated by the U.S. Treasury Department (“Treasury Regulations”), and judicial and administrative interpretations thereof, all as of the date hereof. All of the foregoing is subject to change, which change could apply retroactively and could affect the tax considerations described herein. SVII has not sought, and does not intend to seek, any rulings from the Internal Revenue Service (the “IRS”) as to any U.S. federal income tax considerations described herein. Accordingly, there can be no assurance that the IRS will not take positions inconsistent with the considerations discussed below or that any such positions would not be sustained by a court.

EACH HOLDER SHOULD CONSULT ITS OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES TO SUCH HOLDER OF THE TRANSACTION AND THE OWNERSHIP AND DISPOSITION OF HOLDCO SECURITIES, INCLUDING THE APPLICABILITY AND EFFECTS OF U.S. FEDERAL, STATE AND LOCAL AND NON-U.S. TAX LAWS.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Pursuant to the SVII Articles, any holders of SVII Public Shares may demand that such shares be redeemed in exchange for a pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Transaction, including interest earned on the funds held in the Trust Account and not previously released to SVII to pay its taxes (if any), upon the consummation of the Transaction. Holders of SVII Public Shares are not required to vote on any of the Proposals to be presented at the Extraordinary General Meeting in order to demand redemption of their SVII Public Shares. If demand is properly made and the Transaction is consummated, these shares, immediately prior to the Closing, will cease to be outstanding and will represent only the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Transaction, including interest earned on the funds held in the Trust Account and not previously released to SVII to pay its taxes (if any), upon the consummation of the Transaction. For illustrative purposes, based on funds in the Trust Account of approximately $26.1 million on June 30, 2025, the estimated per share redemption price would have been approximately $11.79.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

SVII securityholders do not have appraisal or dissenters’ rights in connection with the Transaction or the Redomicile under the Companies Act or the NRS. However, SVII shareholders are still entitled to exercise redemption rights as set out in the section entitled “The Extraordinary General Meeting of SVII Shareholders — Redemption Rights.”